Financial assets at fair value through other comprehensive income - Securities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross carrying amount	R$ 59,191	R$ 27,398
Current Fair value	55,405	26,428
Non-current gross carrying amount	68,823	81,157
Non-current fair value	65,647	79,194
Gross carrying amount	128,014	108,555
Fair value	121,052	105,622
Non-stated maturity [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	8,571	1,629
Current Fair value	4,885	743
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	50,620	25,769
Current Fair value	50,520	25,685
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current gross carrying amount	48,593	64,034
Non-current fair value	47,249	63,256
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Non-current gross carrying amount	14,456	12,017
Non-current fair value	13,543	11,557
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Non-current gross carrying amount	5,774	5,106
Non-current fair value	R$ 4,855	R$ 4,381